STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION
Expected term	2 years 6 months	2 years 6 months
Volatility	60.40%	60.80%
Risk-free interest rate	1.60%	0.60%
Dividend yield	0.00%	0.00%